Income Taxes (Reconciliation Of Provision For Income Taxes And The Amount Computed Using The Federal Statutory Rate) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Income tax provision at federal statutory rate	$ 612,347	$ 560,616	$ 347,497
States, net of federal benefit and Puerto Rico	30,865	28,968	12,412
Tax exempt investment income	(23,776)	(21,327)	(21,253)
Nondeductible executive compensation	12,655	55	30
Contingent tax benefits	0	(16,781)	0
Other, net	18,081	10,554	7,008
Provision for income taxes	$ 650,172	$ 562,085	$ 345,694